APPENDIX I
UNITED STATES

OMB APPROVAL

                SECURITIES AND EXCHANGE COMMISSION

OMB Number:   3235-0456

Washington, D.C. 20549

Expires: July 31, 2006



Estimated average burden



hours per response....... 2

FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2






Read instructions at end of Form before
preparing Form.  Please print or type.




1 . Name and address of issuer:



streetTRACKS Index Shares Funds



c/o State Street Bank & Trust Co.



One Lincoln Street



Boston, MA  02111


2. The name of each series or class
of securities for which this Form is filed
(If the Form is being filed for all
series and classes of securities of the issuer, check the box but do not list series or classes): /X/





streetTRACKS Index Shares Funds






































3. Investment Company Act File Number:



811-21145


     Securities Act File Number



333-92106






4(a). Last day of fiscal year for which this Form is filed:



09/30/2006






4(b). Check box if this Form is being
filed late (ie., more than 90 calendar
days after the end of the
fiscal year). (See Instruction A.2)






Note: If the Form is being filed late,
interest must be paid on the registration fee due.





4(c). Check box if this is the last time the issuer will be filing this Form.














5.  Calculation of registration fee:


(i)
Aggregate sale price of securities sold
during the fiscal year


pursuant to section 24(f):

                        $249,252,063




(ii)
Aggregate price of securities redeemed

or repurchased during the fiscal year:

                       $189,461,023




(iii)
Aggregate price of securities redeemed
or repurchased



during any prior fiscal year ending no
earlier than October


11, 1995 that were not previously used
to reduce registration


fees payable to the Commission:

                         $0




(iv)
Total available redemption credits
[add Item 5(ii) and 5(iii):
                      $189,461,023




(v)
Net sales - If Item 5(i) is greater
than Item 5(iv)



[subtract Item 5(iv)
from Item 5(i) ]:

                         $59,791,040




(vi)
Redemption credits available for use
in future years

                          $0

- if Item 5(i) is less than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration
fee (See



Instruction C.9):
X
                          $0.000107




(viii)
Registration fee due [multiply Item 5(v) by Item



 5(vii)] (enter 'O' if no fee is due):
=
                        $6,398








6. Prepaid Shares



If the response to item 5(i) was
determined by deducting an amount of
securities that were registered
under the Securities Act of 1933 pursuant
to rule 24e-2 as in effect before
[effective date of rescission of rule
24e-2], then
report the amount of securities (number
of shares or other units) deducted here
: . If there is a number
of shares or other units that were
registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal
year
for which this form is filed that are
available for use by the issuer in
future fiscal years, then state that
number
here:              .







7.  'Interest due - if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year
 (see Instruction D):





+
$0




8.  Total of the amount of the
registration fee due plus any
interest due [line 5(vii) plus line 7]:


=
$6,398







9. Date the registration fee and
any interest payment was sent to
the Commission's lockbox depository:
12/13/06




Method of Delivery:




Wire Transfer /X/



Mail or other means






















SIGNATURES






This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the dates indicated.






By (Signature and Title.)*




Gary L. French



Treasurer






Date____12/19/06_____








*Please print the name and title of
the signing officer below the signature.